Document and Entity Information	Feb. 10, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	HENNESSY ADVISORS INC
Amendment Flag	false
Entity Central Index Key	0001145255
Document Type	8-K
Document Period End Date	Feb. 10, 2022
Entity Incorporation State Country Code	CA
Entity File Number	001-36423
Entity Tax Identification Number	68-0176227
Entity Address, Address Line One	7250 Redwood Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94945
City Area Code	(415)
Local Phone Number	899-1555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, no par value
Trading Symbol	HNNA
Security Exchange Name	NASDAQ
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% Notes due 2026
Trading Symbol	HNNAZ
Security Exchange Name	NASDAQ